Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
INCOME TAXES

(13) INCOME TAXES

The differences between the effective income tax rates and the statutory federal corporate tax rate for the years ended September 30 are as follows:

	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	3.1	3.0	3.2
Other, net	0.4	0.5	(6.5)

	38.5%	38.5%	31.7%

Deferred income tax expense (benefit) results from temporary differences in the recognition of income and expense for tax purposes and financial statement purposes. The following table lists these temporary differences and their related tax effect for the years ended September 30. Dollar amounts are expressed in thousands.

	2012	2011	2010
Deferred loan fees and costs	$(28)	3	(11)
Accrued interest receivable	410	(522)	21
Tax depreciation vs. book depreciation	97	132	124
Basis difference on investments	(5)	2	(10)
Loan loss reserves	(237)	(1,661)	(6,332)
Mark-to-market adjustment	935	149	460
Mortgage servicing rights	0	(64)	(21)
Impairment loss on investment in LLCs	(74)	0	(1,207)
Accrued expenses	(845)	(1,732)	(135)
Other	(114)	(40)	(62)

	$139	(3,733)	(7,173)

The tax effect of significant temporary differences representing deferred tax assets and liabilities are presented in the following table. Dollar amounts are expressed in thousands.

	2012	2011
Deferred income tax assets:
Loan loss reserves	$16,220	15,983
Accrued interest receivable	552	962
Accrued expenses	2,878	2,033
Unrealized loss on securities available for sale	0	464
Impairment loss on LLCs	1,281	1,207

	20,931	20,649

Deferred income tax liabilities:
Basis difference on investments	(7)	(12)
Deferred loan fees and costs	(394)	(422)
Unrealized gain on securities available for sale	(1,420)	0
Mark-to-market adjustment	(1,569)	(634)
Book depreciation in excess of tax depreciation	(193)	(96)
Other	(149)	(264)

	(3,732)	(1,428)

Net deferred tax asset	$17,199	19,221

The Company’s policy is to recognize interest and penalties related to unrecognized tax benefits within income tax expense in the consolidated statements of income.

The Company’s federal and state income tax returns for fiscal years 2009 through 2011 remain subject to examination by the Internal Revenue Service and various state jurisdictions, based on the statute of limitations.